LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LAND USE RIGHTS, NET [Abstract]
Land use rights		386,909,459	382,657,019
Less: accumulated amortization		(21,160,244)	(14,614,093)
Land use rights, net	58,706,797	365,749,215	368,042,926
Amortization of land use rights	1,050,730	6,546,151	5,558,122	4,075,087
Estimated future amortization expense		6,740,845